As filed with the Securities and Exchange Commission on February 24, 2011

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 127	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 128	☒
(Check appropriate box or boxes)

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

245 Park Avenue

New York, New York, 10167

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on February 25, 2011 pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

J.P. Morgan U.S. Equity Funds

Class R2 & Class R5 Shares

February 25, 2011

JPMorgan Equity Income Fund Class/Ticker: R2/OIEFX; R5/OIERX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Equity Income Fund

Class/Ticker: R2/OIEFX; R5/OIERX

What is the goal of the Fund?

The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R2

Class R5

Management Fees

0.40
%

0.40
%

Distribution (Rule 12b-1) Fees

0.50

NONE

Other Expenses

0.57

0.37

Shareholder Service Fees

0.25

0.05

Remainder of Other Expenses

0.32

0.32

Total Annual Fund Operating Expenses

1.47

0.77

Fee Waivers and Expense Reimbursements[1]

(0.18
)

(0.18
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense
Reimbursements[1]

1.29

0.59

1
The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual
Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’
deferred compensation plan) exceed 1.29% and 0.59%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/29/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS R2 SHARES ($)

131

447

786

1,742

CLASS R5 SHARES ($)

60

228

410

937

Portfolio Turnover

The Fund pays transaction
costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

FEBRUARY 25, 2011

1

JPMorgan Equity Income Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. In implementing this strategy, the Fund invests primarily in common stock, real estate investment trusts (REITs) and depositary receipts. “Assets”
means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund’s investment strategy is to invest in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the
Fund’s adviser believes to be their long-term investment value. The adviser seeks to invest in undervalued companies with durable franchises, strong management and the ability to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve
its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other
fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Smaller Cap Company Risk. Although the Fund invests primarily in securities of large cap companies, it may invest in equity investments of companies across all market capitalizations and, to the extent it does, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities Risk. To the extent that the Fund invests in depositary receipts, such investments are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

2

J.P. MORGAN U.S. EQUITY FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 and Class R5 Shares have not commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Select Class Shares, which are offered in a different prospectus, has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the performance to the Russell 1000® Value Index and the Lipper Equity Income
Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.
The actual returns of Class R2 would have been lower than those shown because Class R2 Shares have different expenses than Select Class Shares. The actual returns of Class R5 would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting
www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

2nd quarter, 2003

13.61%

Worst Quarter

4th quarter, 2008

–17.96%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)

Past 1 Year

Past 5 Years

Past 10 Years

SELECT CLASS SHARES

Return Before Taxes

18.92
%

3.85
%

2.96
%

Return After Taxes on Distributions

18.46

2.47

1.22

Return After Taxes on Distributions and Sale of Fund Shares

12.81

3.21

2.21

RUSSELL 1000® VALUE INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

15.51

1.28

3.26

LIPPER EQUITY INCOME FUNDS INDEX

(Reflects No Deduction for Taxes)

14.04

2.15

2.86

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed the Fund
Since

Primary Title with Investment Adviser

Clare Hart

2004

Executive Director

Jonathan K.L. Simon

2004

Managing Director

Purchase and Sale of Fund Shares

There are no
minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may purchase or redeem shares on any
business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the
Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in a 401(k) plan or other tax-advantaged investment plan.

FEBRUARY 25, 2011

3

JPMorgan Equity Income Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund
through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

J.P. MORGAN U.S. EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The Fund will invest primarily in equity securities as described in its Risk/Return Summary. The Fund invests in common stock as a main strategy. Although not a main strategy, the Fund’s investment in equity securities may also include:

•

preferred stock

•

convertible securities

•

trust or partnership interests

•

warrants and rights to buy common stock.

The main investment strategies for the Fund may also include:

•

  real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•

foreign securities, often in the form of depositary receipts

•

derivatives, including futures, options and swaps. In connection with its main investment strategies, the Fund may use futures to more effectively gain targeted equity exposure from its cash position. The Fund is also permitted to use derivatives such as futures, options and swaps in order to hedge various investments, for risk management and to opportunistically enhance the Fund’s returns.
Under certain market conditions, the Fund’s use of derivatives for cash management or other investment management purposes could be significant.

Although not main strategies, the Fund may also utilize:

•

other investment companies

•

exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•

affiliated money market funds

•

securities lending

The Fund may
utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Fund, it is summarized in the Fund’s Risk/Return Summary.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE

An investment objective is fundamental if it
cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for Equity Income Fund is fundamental.

INVESTMENT RISKS

There can be no assurance that the Fund will
achieve its objective.

The main risks associated with investing in the Fund are summarized in the Risk/Return Summary at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may
use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The
price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risks. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may

FEBRUARY 25, 2011

5

More About the Fund
(continued)

face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal

restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will
result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts
(like futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

Securities Lending Risk. The Fund engages in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of

6

J.P. MORGAN U.S. EQUITY FUNDS

loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

ETF and Investment
Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary” the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevents the Fund from meeting its investment objective.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid,
high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the
Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 25, 2011

7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust II (JPMT II), a Delaware statutory trust.

The trustees of JPMT II are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P.
Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

Prior
to 1/1/10, JPMorgan Investment Advisors Inc. (JPMIA) served as investment adviser to the Fund. Effective 1/1/10, JPMIA transferred its investment advisory business to JPMIM, and JPMIM became the investment adviser to the Fund. The appointment of
JPMIM did not change the fees or terms of the investment advisory agreement (other than the identity of the investment adviser).

JPMIM is a
wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167.

For the period from 7/1/09 through 12/31/09, JPMIA was paid management fees (net of waivers, if any) as shown below, as a percentage of average daily net assets:

Equity Income Fund

0.40
%

For the period from 1/1/10 through 6/30/10, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Equity Income Fund

0.40
%

A discussion of the basis the trustees of JPMT II used in reapproving the investment advisory agreements for the Fund is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Jonathan K.L. Simon, Managing Director of JPMIM, and Clare Hart, Executive Director of JPMIM and CPA, are the portfolio managers for the
Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Ms. Hart has been a portfolio manager since 2002 and also has extensive experience as an investment analyst covering the financial services and real estate sectors. She has been employed by the firm since 1999.

The Fund’s Administrator

JPMorgan
Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over
$25 billion.

The Fund’s Shareholder Servicing Agent

JPMT II, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the
Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class R2 Shares of the Fund and 0.05% of the average daily net assets of Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS
(the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional
Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries

8

J.P. MORGAN U.S. EQUITY FUNDS

include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of
JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support.
Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan

Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 25, 2011

9

How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Class R2 and Class R5
Shares of the Fund may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. In addition, Class R5 Shares may be purchased by 529 college savings plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R5 Shares may also be purchased by current or future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R2 and Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs),
Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and, with respect to Class R2 Shares, 529 college savings plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the
Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before
4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account
Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.
See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial
Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds.
For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their
non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts

10

J.P. MORGAN U.S. EQUITY FUNDS

typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers.
As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.
Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.
Purchases, redemptions and exchanges made on a sys- tematic basis,

3.
Automatic reinvestments of dividends and distributions,

4.
Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.
Bona fide asset allocation programs.

Please see the
Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity.
Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund and
the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for

identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities)
by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the pricing service quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus
carefully, and select the share class most appropriate for you. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

FEBRUARY 25, 2011

11

How to Do Business with the Fund (continued)

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial
Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account
Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan
Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•

J.P. Morgan Funds; or

•

The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2)

Your
Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•

  Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.

1 Chase Plaza

New York, NY 10005

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ
CORPORATION)

12

J.P. MORGAN U.S. EQUITY FUNDS

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of the Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or
(2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM, or their affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class
R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s
Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You
may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00
p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A
redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may
redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered
shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature
guarantees for all registered owners or their legal representatives if:

•

  You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

FEBRUARY 25, 2011

13

How to Do Business with the Fund (continued)

•

  You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.
A financial institution; or

2.
Your Financial Intermediary.

Normally, your
redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by
ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m.
ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that
instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.
Trading on the NYSE is restricted;

2.
The NYSE is closed (other than weekend and holiday closings);

3.
Federal securities laws permit;

4.
The SEC has permitted a suspension; or

5.
An emergency exists, as determined by the SEC.

See
“Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally
will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

14

J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally distributes net investment income, if any, at least monthly. The Fund will distribute net realized capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•

reinvest all of them in additional Fund shares without a sales charge;

•

  take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•

take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2013 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2013 generally will be taxed at a maximum rate of 15%. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investment
in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the distributions.

The
Fund’s investment in certain REIT securities, debt securities, mortgage-backed securities, and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary

FEBRUARY 25, 2011

15

Shareholder Information
(continued)

income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which the Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Any increase in the principal amount of a floating-rate debt security will be original issue discount which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increases thereto, until maturity.

Please see the Statement of
Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial
Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111
and

the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P.
Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees for the Fund have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended
June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of
each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at
www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the
J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

16

J.P. MORGAN U.S. EQUITY FUNDS

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 25, 2011

17

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•   The Fund’s share price and performance will
fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

  •   Stocks have generally outperformed more stable
investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to
remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•
   The Fund seeks to limit risk and enhance performance through active management and/or diversification

•
  During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

1
Convertible securities are bonds or preferred stock that can convert to common stock.

2
Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3
Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

18

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities (including U.S. government and agency securities)

•   The value of most debt securities, including
government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•
  Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

•
  Mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated; the risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages

•
   Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•   Most bonds will rise in value when interest rates
fall

•
  Debt securities have generally outperformed money market instruments over the long term with less risk than stocks. Government and agency securities generally also have less risk than debt securities of lower quality issuers

•
  Mortgage-backed securities can offer attractive returns

•   The Fund seeks to limit risk and enhance
performance through active management

•
   The advisers monitor interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

Management choices

• The Fund could underperform its benchmark due to its securities and asset allocation choices

• The Fund could outperform its benchmark due to these same choices

  •   The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

FEBRUARY 25, 2011

19

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps,
contracts for difference and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•
  The Fund may have difficulty exiting a derivatives position

•   Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•
  The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•
   Certain types of derivatives involve costs to the Fund which can reduce returns

•
  Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•
   Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•
  Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the
Fund’s losses

•   Hedges that correlate well with underlying
positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•
   Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund may use derivatives to more effectively
gain targeted equity exposure from its cash positions, for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark; the Fund may use derivatives in an effort to enhance returns

•
   The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•
  To the extent the Fund that sells securities short also uses derivatives that involve leverage to its portfolio, the shorts may offset the additional market exposure caused by that leverage

•
  While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•
   The Fund segregates or earmarks assets to cover its derivatives and offset a portion of the leverage risk

*
The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

20

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another
investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company

•
   The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies help to
manage smaller cash flows

•
  Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other
investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•
   Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•
   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Foreign investments

•   Currency exchange rate movements could reduce
gains or create losses

•
  The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•
   Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate
gains or reduce losses

•
  Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•
  Emerging markets can offer higher returns

•   The Fund anticipates that total foreign
investments will not exceed 20% of total assets

•   The Fund actively manages the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also
“Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and
voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•
   MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•
  MLPs may offer more attractive yields or potential growth than comparable equity securities

•
   MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect
investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

1
Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 25, 2011

21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general,
and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•
  The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•
   REITs may be more volatile and/or more illiquid than other types of equity securities

•
  If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset
class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•
   If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate
particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

•
   Unless investing in REITs is described in the “What are the Fund’s main investment strategies?”
section, the Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

Securities lending

•   When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults

•   The collateral will be subject to the risks of the securities in which it is invested

• The Fund may enhance income through the investment of the collateral received from the borrower

•   The adviser maintains a list of approved
borrowers

•
  The Fund receives collateral equal to at least 100% of the current value of the securities loaned

•
   The lending agents indemnify the Fund against borrower default

•
  The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses

•
   Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings

  •   The Fund could have difficulty valuing these
holdings precisely       •
The Fund could be unable to sell these holdings at the time or price desired

• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net
assets in illiquid holdings

•
  To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1
REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

22

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Short-term trading

•   Increased trading would raise the Fund’s
transaction costs

•
  Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

  •   The Fund could realize gain in a short period of
time       •
The Fund could protect against losses if a security is overvalued and its value later falls

  •   The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

When-issued and delayed delivery securities

  •   When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets

• The Fund can take advantage of attractive transaction opportunities

• The Fund segregates or earmarks liquid assets to offset leverage risks

FEBRUARY 25, 2011

23

Financial Highlights

The financial highlights tables are intended to help you understand the
Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. The returns reflect the returns for the Fund’s Select Class Shares, which are not offered in this prospectus, as the Class R2 and
Class R5 Shares have not commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Select Class

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gains

Total distributions

Equity Income Fund

Year Ended June 30, 2010

$
6.42

$
0.20
(c)

$
0.92

$
1.12

$
(0.19
)

$
—

$
(0.19
)

Year Ended June 30, 2009

9.20

0.25
(c)

(2.32
)

(2.07
)

(0.24
)

(0.47
)

(0.71
)

Year Ended June 30, 2008

12.53

0.31
(c)

(2.19
)

(1.88
)

(0.29
)

(1.16
)

(1.45
)

Year Ended June 30, 2007

12.19

0.30
(c)

2.27

2.57

(0.29
)

(1.94
)

(2.23
)

Year Ended June 30, 2006

15.65

0.32
(c)

0.79

1.11

(0.34
)

(4.23
)

(4.57
)

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)
Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(c)
Calculated based upon average shares outstanding.

(d)
Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

24

J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data

Ratios to average net assets

Net asset value, end of period

Total return (excludes sales charge) (a)

Net assets end of period (000’s)

Net expenses (b)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate

$
7.35

17.45
%

$
89,156

0.86
%

2.64
%

0.97
%

43
%

6.42

(22.59
)

78,303

0.89

3.51

1.15

54

9.20

(16.26
)(d)

67,729

0.89

2.86

0.93

49

12.53

22.32

98,581

0.89

2.41

0.93

23

12.19

8.28

129,889

0.89

2.30

0.94

21

FEBRUARY 25, 2011

25

Legal Proceedings and Additional Fee and Expense
Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE
AND EXPENSE INFORMATION

AFFECTING JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan
Investment Advisors Inc. (JPMIA), entered into agreements with the Securities and Exchange Commission (the SEC Order) and the New York Attorney General (NYAG settlement) in resolution of investigations into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds. JPMIA was the investment adviser to certain J.P. Morgan Funds until January 1, 2010. Effective January 1, 2010, JPMIA transferred its investment advisory business to JPMIM and
JPMIM became the investment adviser to such Funds. Under the terms of the SEC Order and the NYAG settlement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the NYAG settlement, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period from September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the corporate parent of BOIA), the
Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in
Maryland. Certain claims against BOIA and its affiliates were also dismissed. On October 25, 2010, the court approved a settlement resolving all remaining claims in the litigation in Maryland.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Fund. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Fund and JPMIM and/or its affiliates, as applicable.

Class

Net Expense Ratio

Gross Expense Ratio

JPMorgan Equity Income Fund

Class R2

1.29
%

1.47
%

Class R5

0.59

0.77

The Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•

On 3/1/11, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•

Your investment has a 5% return each year;

•

  The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•

At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•

There is no sales charge (load) on reinvested dividends.

•

The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Fund and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

26

J.P. MORGAN U.S. EQUITY FUNDS

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended February 28 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.

Your actual costs may be higher or lower than those shown.

JPMorgan Equity Income
Fund

Class R2

Period Ended

Annual Costs

Gross Cumulative Return

Net Cumulative Return

Net Annual Return

February 29, 2012

$
131

5.00
%

3.71
%

3.71
%

February 28, 2013

155

10.25

7.37

3.53

February 28, 2014

161

15.76

11.16

3.53

February 28, 2015

166

21.55

15.09

3.53

February 29, 2016

172

27.63

19.15

3.53

February 28, 2017

178

34.01

23.35

3.53

February 28, 2018

185

40.71

27.71

3.53

February 28, 2019

191

47.75

32.22

3.53

February 29, 2020

198

55.13

36.88

3.53

February 28, 2021

205

62.89

41.72

3.53

Class R5

Period Ended

Annual Costs

Gross Cumulative Return

Net Cumulative Return

Net Annual Return

February 29, 2012

$
60

5.00
%

4.41
%

4.41
%

February 28, 2013

82

10.25

8.83

4.23

February 28, 2014

86

15.76

13.43

4.23

February 28, 2015

89

21.55

18.23

4.23

February 29, 2016

93

27.63

23.23

4.23

February 28, 2017

97

34.01

28.44

4.23

February 28, 2018

101

40.71

33.87

4.23

February 28, 2019

105

47.75

39.54

4.23

February 29, 2020

110

55.13

45.44

4.23

February 28, 2021

114

62.89

51.59

4.23

FEBRUARY 25, 2011

27

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The
SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public
Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-4236.

  ©JPMorgan Chase & Co. 2011 All rights reserved.
February 2011.

PR-EINCR2R5-211

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 25, 2011

JPMORGAN TRUST II (“JPMT II”)

JPMorgan Equity Income Fund

Class R2/OIEFX; Class R5/OIERX

(the “Equity Income Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the Class R2 and Class R5 shares prospectus for the Fund dated February 25, 2011, (“Prospectus”). Additionally, this SAI incorporates by reference the Fund’s audited financial statements dated June 30, 2010, included in the annual Shareholder Report (the “Financial Statements”). The Prospectus and the Financial Statements are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the
“Distributor”), the Fund’s distributor, at 245 Park Avenue, New York, NY 10167.

This SAI is divided into
two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-EINCR2R5-211

PART I

PLEASE SEE PART II OF
THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust II (“JPMT II”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985. At shareholder meetings held on
January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on the closing date. With respect to events that occurred or payments that were made prior to the Closing Date, any reference to the Fund prior to the Closing Date refers to the Predecessor J.P. Morgan Funds or One Group
Mutual Funds. In addition to the Fund, JPMT II consists of other series representing separate investment funds.

Name
Change. Prior to February
19, 2005, the JPMorgan Equity Income Fund was named the One Group Equity Income Fund.

Share Classes

Shares of the Fund are offered in multiple classes. The Board of Trustees of JPMT II has authorized the issuance and sale of the following share classes of the Fund: Class R2 and Class R5 Shares (collectively the “Shares.”)

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectuses. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part
II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMorgan Trust I (“JPMT I”), JPMT II, J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P.
Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). Throughout this
SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

J.P. Morgan
Investment Management Inc. (“JPMIM”) is the investment adviser to the Fund. Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SC-R&M”), and/or sub-advised by
J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SC-R&M, JPMPI, JFIMI and HCM are also referred to herein as the
“Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually,

Part I - 1

as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the
J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank.
Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment
policies have been adopted by JPMT II with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for each of the restrictions on borrowings set forth in the fundamental investment policies below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a
Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to each fundamental investment policy on borrowing, the 1940 Act generally limits the Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays or holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of the Fund’s fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Part I - 2

In addition, the Fund has an 80% investment policy which is described in the Fund’s
Prospectuses. In calculating assets for purposes of the Fund’s 80% investment policy, assets are net assets plus the amount of any borrowings. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental
Investment Restrictions. The Fund may not:

(1)   Purchase securities of any issuer if such purchase would
not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)   Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

(3)   Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

(4)   Underwrite the securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of “restricted securities.”

(5)   Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6)   Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded).

(7)   Borrow money, except to the extent permitted under
the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8)   Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

(9)   Issue senior securities except with respect to any permissible borrowings.

(10) Purchase or sell real estate (however, the Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

(11) Purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities.

Part I - 3

Non-Fundamental Investment Policies.

The Fund may not:

(1)
Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund’s net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

(2)
Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the
1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument

Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.

Asset-Backed Securities

Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.

Auction Rate Securities

Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes.
Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring.

Foreign Investments (including Foreign Currencies)

Part I - 4

Instrument

Part II Section Reference

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

 Commercial
Paper

Common Stock: Shares of ownership of a company.

Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.

Convertible Securities

Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution or rapid development.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.

Investment Company Securities and Exchange Traded
Funds

Part I - 5

Instrument

Part II Section Reference

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary
Receipts (“EDRs”) and American Depositary Securities.

Foreign Investments
(including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.

Debt Instruments

Inflation-Linked Debt Securities: Fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments

Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.

Equity Securities, Warrants and Rights

Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.

Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of lesser developed countries.

Loan Assignments and Participations

Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange

Master Limited Partnerships

Mortgages (Directly Held): Debt instruments secured by real property.

Mortgage-Related Securities

Part I - 6

Instrument

Part II Section Reference

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.

Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.

Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.

Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

Equity Securities, Warrants and Rights

Private Placements, Restricted Securities and Other Unregistered
Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.

Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

Repurchase Agreements

Part I - 7

Instrument

Part II Section Reference

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.

Securities Lending

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S.
insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).

Short-Term Funding Agreements

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.

Foreign Investments (including Foreign Currencies)

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.

Mortgage-Related Securities

Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

Part I - 8

Instrument

Part II Section Reference

Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest in cash and cash equivalents for temporary defensive purposes.

Miscellaneous Investment Strategies and Risks

Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include
Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.

Trust Preferred Securities

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.

Mortgage-Related Securities

U.S. Government Obligations: May include direct obligations of the U.S.
Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.

Debt Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments:
Purchase or contract to purchase securities at a fixed price for delivery at a future date.

When-Issued Securities, Delayed Delivery
Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

Part I - 9

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

Foreign Investments

Except as noted below, investments in all types of foreign securities will not exceed 20% of the total assets of the Fund.

Limitations on the Use of Futures

In addition, the Fund will not enter
into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the Fund’s total assets.

Limitations on the Use of Options

The Fund will limit the writing of put and call options to 25% of its net assets. The Fund may enter into over-the-counter option transactions provided there exists an active over-the-counter market for such options that will establish their pricing and liquidity. Broker-dealers with whom the Fund will enter into such option transactions shall have a minimum net worth of $20,000,000.

Use of When-Issued Securities and Forward Commitments

The Fund does not
intend to purchase “when issued” securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund’s total assets. The Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

QUALITY DESCRIPTION

The Fund may purchase commercial paper consisting of issues rated at the time of purchase in the top two rating categories by at least one a nationally recognized statistical rating organization (“NRSRO”) (such as A-2 or better by Standard & Poor’s Corporation (S&P), Prime-2 or better by Moody’s Investor Services Inc. (Moody’s), F-2 or better by
Fitch Ratings (Fitch) or R-2 or better by Dominion Bond Rating Service (DBRS)) or if unrated, determined by the Adviser to be of comparable quality.

DIVERSIFICATION

JPMT II is a registered
open-end investment company and the Fund is a diversified series of JPMT II. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio

Part I - 10

turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI. The
Fund has not commenced operations as of the date of this SAI. Therefore, there is no portfolio turnover rate for the Fund to report at this time.

The table below sets forth the Fund’s portfolio turnover rates for the last two fiscal years.

Fiscal Year Ended June 30,

Funds

2009

2010

Equity Income Fund

54
%

43
%

TRUSTEES

Standing Committees

There are four standing
committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

The Audit and Valuation Committee met 4 times during the fiscal year ended June 30, 2010. The Compliance Committee met 4 times during the fiscal year ended June 30, 2010. The Governance
Committee met 5 times during the fiscal year ended June 30, 2010. The Investments Committee met 5 times during the fiscal year ended June 30, 2010. For a more complete discussion, see the “Trustees” Section in Part II of this
SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2010 in the Fund and each
Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee

Ownership of Equity
Income Fund

Aggregate Dollar Range of Equity Securities in All Registered Investment
Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)

Independent Trustees

William J. Armstrong

None

Over $100,000

John F. Finn

None

Over $100,000

Dr. Matthew Goldstein

None

Over $100,000

Robert J. Higgins

None

Over $100,000

Peter C. Marshall

None

Over $100,000

Marilyn McCoy

None

Over $100,000

William G. Morton, Jr.

None

Over $100,000

Robert A. Oden, Jr.

None

Over $100,000

Fergus Reid, III

None

Over $100,000

Frederick W. Ruebeck

None

Over $100,000

James J. Schonbachler

None

Over $100,000

Part I - 11

Name of Trustee

Ownership of Equity
Income Fund

Aggregate Dollar Range of Equity Securities in All Registered Investment
Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)

Interested Trustees

Frankie D. Hughes

None

Over $100,000

Leonard M. Spalding, Jr.

None

Over $100,000

(1)
A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).

(2)
For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Spalding, the amount includes deferred compensation balances, as of December 31, 2010, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.

As of December 31, 2010, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

The Funds of the
J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $275,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000 and the Vice
Chairman $75,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000.
The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the
Chairman, in the amount of $6,000 per month.

Prior to January 1, 2011, the Funds paid each Trustee $250,000 and each sub-committee chair $37,500.

Unless otherwise noted, trustee aggregate compensation paid by the Fund and the J.P. Morgan
Funds Complex for the calendar year ended December 31, 2010, is set forth below:

Name of Trustee

Equity Income Fund

Total Compensation Paid from the Fund Complex(1)

Independent Trustees

William J. Armstrong

$
130

$
300,000

John F. Finn

109

250,000
^

Dr. Matthew Goldstein

130

287,500

Robert J. Higgins

130

287,500
^^

Peter C. Marshall

139

325,000

Marilyn McCoy

130

300,000

William G. Morton, Jr.

109

250,000

Robert A. Oden, Jr.

109

250,000
^^^

Fergus Reid, III

204

475,000

Frederick W. Ruebeck

130

287,500
^^^^

James J. Schonbachler

109

250,000

Interested Trustees

Frankie D. Hughes

109

250,000

Leonard M. Spalding, Jr.

130

300,000

(1)
A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P.

Part I - 12

Morgan Funds Complex for which the Board of Trustees currently serves includes ten registered investment companies (145 funds).

^
Includes $250,000 of Deferred Compensation.

^^
Includes $287,500 of Deferred Compensation.

^^^
Includes $75,000 of Deferred Compensation.

^^^^
Includes $115,000 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

During the fiscal years ended June 30, 2008, 2009 and 2010, the Fund paid the following investment advisory fees and waived investment advisory fees as follows (the amounts waived are in parentheses)
for the fiscal periods indicated (amounts in thousands) Up until January 1, 2010, these fees were paid to JPMIA; beginning January 1, 2010, the fees were paid to JPMIM.

ADVISORY FEES

(in 000’s)

Fiscal Year Ended June 30,

2008

2009

2010*

Funds

Paid

Waived

Paid

Waived

Paid

Waived

Equity Income Fund

$
1,105

$
—

$
569

$
(25
)

$
691

$
(5
)

*
Effective 1/1/10, the investment advisory business of JPMIA was transferred to JPMIM, and JPMIM became the investment adviser for the Fund.

For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

Non-Performance Based Fee Advisory Accounts

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Number of Accounts

Total Assets ($ thousands)

Number of Accounts

Total Assets ($ thousands)

Number of Accounts

Total Assets ($ thousands)

Equity Income Fund

Clare Hart

3

$
2,861,840

2

$
259,847

3

$
119,040

Jonathan Simon

10

7,350,769

6

1,325,891

29

1,822,935

Part I - 13

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

Part I - 14

Performance Based Fee Advisory Accounts

Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Number of Accounts

Total Assets ($ thousands)

Number of Accounts

Total Assets ($ thousands)

Number of Accounts

Total Assets ($ thousands)

Equity Income Fund

Clare Hart

0

$
0

0

$
0

0

$
0

Jonathan Simon

0

0

0

0

0

0

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2010.

  Aggregate Dollar Range of Securities in the
Fund

None

$1-$10,000

$10,001- $50,000

$50,001- $100,000

$100,001- $500,000

$500,001- $1,000,000

Over $1,000,000

Equity Income Fund

Clare Hart

X

Jonathan Simon

X

For a more complete discussion, see the “Portfolio Manager Compensation” section in
Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The tables below set forth the administration and administrative services fees paid or accrued by the Funds to JPMorgan Funds Management Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

Fiscal Year
Ended 06/30/2008

Fiscal Year
Ended 06/30/2009

Fiscal Year
Ended 06/30/2010

Fund

Paid

Waived

Paid

Waived

Paid

Waived

Equity Income Fund

$
272

$
(3
)

$
123

$
(36
)

$
166

$
—

DISTRIBUTOR

Compensation Paid to JPMDS

The following
table describes the compensation paid to the principal underwriter, JPMDS, for the fiscal year ended June 30, 2010.

Part I - 15

Fund

Net Underwriting Discounts and Commissions

Compensation on Redemptions and Repurchases

Brokerage Commissions

Other Compensation*

Equity Income Fund

$
23,488

$
12,877

$
129

$
292,043

*
Fees paid by the Fund pursuant to Rule 12b-1are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

Fund

Fiscal Year Ended 6/30/2008

Fiscal Year Ended 6/30/2009

Fiscal Year Ended 6/30/2010

Equity Income Fund

15,232

4,485

23,488

The aggregate amount
of underwriting commissions retained by JPMDS for the fiscal year ended June 30, 2010 was $792,163.

For more information
on JPMDS, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Class R2 Shares of the Fund have not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees for that class. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders):

Class R2

0.25
%

Class R5

0.05
%

Since the Class R2 and
Class R5 Shares of the Fund have not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees for those classes. For more information concerning shareholder servicing, see the “Shareholder
Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

In the fiscal years ended June 30, 2008, 2009 and 2010, the amounts of brokerage commissions paid by the Fund for each year were as follows (amounts in thousands):

Part I - 16

Fund

Fiscal Year Ended 6/30/2008

Fiscal Year Ended 6/30/2009

Fiscal Year Ended 6/30/2010

Equity Income Fund

Total Brokerage Commissions

$
212

$
182

$
106

Brokerage Commissions to Affiliated Broker-Dealers

—

—

—

For a more complete
discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended June 30, 2010, the Advisers allocated brokerage commissions to brokers who provided broker research for the Funds as follows:

Fund

Amount

Equity Income Fund

$
31,000

Securities of Regular Broker-Dealers

As of June 30, 2010, the Fund owned no securities of their regular broker-dealers (or parents).

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal period ended June 30, 2010, JPMIM, JPMIA, and SC-R&M paid approximately $109,489,573, $29,962,242 and $109,494, respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial
Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

The sale of Class R2 and Class R5 Shares is not subject to Finders’ Fees.

Finders’ Fees Paid By Adviser and Distributor

For the fiscal period ended June 30, 2010, the Advisers (including JPMIA for the period prior to 1/1/10) and JPMDS paid approximately $9,205,982 in finders’ fees for all J.P. Morgan Funds.

Part I - 17

For a more complete discussion, see the “Additional Compensation to Financial
Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended June 30, 2010 (amounts in thousands):

Fund

Capital Loss Carryforwards

Expiration Date

Equity Income Fund

$
4,196

6/30/2017

3,554

6/30/2018

Remaining

$
7,750

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion, see the “Distributions and
Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Bloomberg LP

Monthly

30 days after month end

JPMorgan Chase & Co.

Monthly

30 days after month end

Casey, Quirk & Associates

Monthly

10 days after month end

Lipper, Inc.

Monthly

30 days after month end

MorningStar Inc.

Monthly

30 days after month end

Thomson Financial

Monthly

30 days after month end

Vickers Stock Research Corp.

Monthly

30 days after month end

The McGraw-Hill Companies, Inc.—Standard & Poor’s

Monthly

30 days after month end

Vestek

Monthly

30 days after month end

For
a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2011, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Part I - 18

Principal Holders

Since the Class R2 and Class R5 Shares of the Fund have not commenced operations as of the date of this SAI, there are no persons who are owners of record of, or are known by JPMT II to own beneficially, 5% or more of the outstanding shares of the classes of shares of the Fund.

FINANCIAL STATEMENTS

The Financial
Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended June 30, 2010, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Fund Services at 1-800-480-4111.

Part I - 19

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices that apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted
otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

PART II

Part II - i

Part II - ii

Part II - iii

Part II - iv

INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

Asset-backed
securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a
Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or
CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can

Part II - 1

experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section 3(c)(1) or 3(c)(7) of the Investment Company
Act of 1940, as amended (the “1940 Act”).

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a
Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on
auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

Part II - 2

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds”
below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.
Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see
“Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the
Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date.
A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds
will not invest in obligations for which a Fund's Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a
Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

Part II - 3

Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See "Variable and Floating Rate Instruments" below.

Certain Funds may also invest in
Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of
Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government.
These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody's). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic

Part II - 4

changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of
U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late
1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted

Part II - 5

according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the
CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a
Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls,
the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked
securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers
(“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments.
Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market

Part II - 6

value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate
instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a
Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the
floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high
inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loan Participations and Assignments-Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master demand notes are not typically rated by credit rating agencies, issuers of variable amount master notes
(which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial

Part II - 7

paper, if any, in Part I of this SAI under the heading “Diversification and Quality Descriptions”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1) Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A
variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a
note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists
(including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s
Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Part II - 8

Zero-Coupon, Pay-in-Kind and Deferred Payment
Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest)
within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company's capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

Part II - 9

Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company.
Warrants and rights will expire if not exercised on or prior to the expiration date.

Preferred
Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Initial Public Offerings (“IPOs”) . The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign
Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit,
Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not.
Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to

Part II - 10

changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S.
banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

Changes in the foreign currency
exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the
U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

In addition, while the volume of
transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Brady Bonds.
Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989.
In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the
“World Bank”), the European Coal and Steel Community,

Part II - 11

the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer's ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors;
(ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize "sovereign" assets.
Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Part II - 12

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are
subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within
the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign

Part II - 13

debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. In addition, certain Funds may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

Transaction Hedging. When a
Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

Part II - 14

Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund's Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency Exchange Contracts. For hedging purposes or to increase income or gain, a Fund may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either
accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Foreign Currency Futures
Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures
contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures
Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain
Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

Part II - 15

A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the
Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The JPMorgan Emerging
Markets Debt Fund may also purchase and sell barrier/”touch” options (“Barrier Options”), including knock-in options (“Knock-In Options”) and knock-out options (“Knock-Out Options”). A Barrier Option is a type of exotic option that gives an investor a payout once the price of the underlying currency reaches or surpasses (or falls below) a predetermined barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. There are two kinds of Knock-In Options, (i) “up and in” and (ii) “down and in”. With Knock-In Options, if the buyer has selected an upper price barrier, and the currency hits that level, the Knock-In Option turns into a more traditional option (“Vanilla Option”) whereby the owner has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. This type of Knock-In Option is called “up and in”. The “down and in” Knock-In Option is the same as the “up and in”, except the currency has to reach a lower barrier. Upon hitting the chosen lower price level, the “down and in” Knock-In Option turns into a Vanilla Option. As in the Knock-In Option, there are two kinds of Knock-Out Options, (i) “up and out” and
(ii) “down and out”. However, in a Knock-Out Option, the buyer begins with a Vanilla Option, and if the predetermined price barrier is hit, the Vanilla Option is cancelled and the seller has no further obligation. If the option hits the upper barrier, the option is cancelled and the investor loses the premium paid, thus, "up and out". If the option hits the lower price barrier, the option is cancelled, thus, "down and out". Barrier Options usually call for delivery of the underlying currency.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S.
dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in

Part II - 16

the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount.
NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to
forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may from time to time, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Other Foreign Currency Hedging Strategies. New options and
futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:

Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the

Part II - 17

value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a
Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Strategy Risk. Certain Funds may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Fund. There is no guarantee that these strategies will succeed and their use may subject a Fund to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.

Judgment of the Adviser. Successful use of foreign currency transactions by a Fund depends upon the ability of the applicable
Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser will employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a

Part II - 18

specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

The 1940 Act’s limits summarized above do not apply to any J.P. Morgan Fund which is a fund of funds (“Fund of Funds”) such as the J.P. Morgan Investor Funds (the “Investor
Funds”) or the JPMorgan SmartRetirement Funds or to other Funds, including the JPMorgan Access Funds, to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. Effective July 31, 2006, under Rule 12d1-1 under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule.

Pursuant to Rule 12d1-2 under the 1940 Act, effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund's investment policies and (3) affiliated or unaffiliated money market funds as part of "cash sweep" arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and
(G) of the 1940 Act.

Exchange Traded Funds (“ETFs”). ETFs are ownership
interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard & Poor’s Depositary Receipts are ETFs that track the
S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

ETFs also may hold a portfolio of debt securities. For example, iShares Barclays 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Barclays Capital U.S. 1-3 Year Treasury Bond Index. Similarly, iShares iBoxx $ Investment Grade Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the iBoxx $ Liquid Investment Grade Index.

ETFs invest in a securities portfolio that includes
substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index.

Part II - 19

ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain)
from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment
Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Assignments and Participations. Some of the Funds may invest in fixed and floating rate loans
(“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans and bridge loans (“Junior Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders
(“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to
Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is
typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the

Part II - 20

Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower's collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund's portfolio.

In the process of buying,
selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include
(i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or
(iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior
Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Lien Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans that are bridge loans or bridge
facilities (“Bridge Loans”) are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans may be subordinate to other debt and may be secured or undersecured.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate loans in which the
Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the loans are negotiated with borrowers in private transactions. Such loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property.

Limitations on
Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Part II - 21

Risk Factors of Loan Assignments and Participations. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve
Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loan Assignments and
Participations.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an
NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% (5% for the Money Market Funds) of a Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be undercollateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect
Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in

Part II - 22

bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the
Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the
Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Miscellaneous Investment Strategies and Risks

Borrowings. A
Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1/3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage

Part II - 23

(that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are
considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see
“Interfund Lending”.

Commodity-Linked Derivatives. Commodity-linked derivatives
are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund's net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Exchange-Traded Notes
(“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Exemptive Relief to Invest in Financial Instruments. The
SEC granted the J.P. Morgan Funds exemptive relief from Rule 12d1-2(a) under the 1940 Act, permitting funds relying on Rule 12d1-2, such as the JPMorgan SmartRetirement Funds, to make investments in financial instruments that may not be considered
“securities” as defined in Section 2(a)(36) of the 1940 Act. Therefore, such Funds of Funds may invest directly in financial instruments in addition to other J.P. Morgan Funds and securities as permitted by the 1940 Act and Rule
12d1-2.

Part II - 24

Impact of Large Redemptions and Purchases of Fund Shares
From time to time, shareholders of a Fund (which may include affiliates of the Adviser or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Government
Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

Recent
instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.
Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending
Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days)
and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

Part II - 25

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the
Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the
SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships
(“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities.
Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration

Part II - 26

afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the
1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the
Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may
invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2)
paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC
Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•

the frequency of trades and quotes for the security;

•

the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•

dealer undertakings to make a market in the security; and

•

the nature of the security and the nature of the marketplace trades.

Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule.
However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•

The 4(2) paper must not be traded flat or in default as to principal or interest;

Part II - 27

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that
NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the
Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•

  The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued
in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to
unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash
Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential
mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and

Part II - 28

other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs).
Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed
securities represent pools of mortgage loans assembled for sale to investors by:

•

various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•

  organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie
Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies
(non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through
Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the
Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage
Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae
Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac
Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal,
Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Part II - 29

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see
“Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities.
Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie
Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or
REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or
REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of
CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel

Part II - 30

pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage Dollar Rolls. When a Fund enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Fund benefits to the extent of:

•

  any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the
“drop”); or

•

  fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Fund's Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are
derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

Part II - 31

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely
sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund's Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in
adjustable rate mortgage loans ("ARMs"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest
Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index
Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the
Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest
Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for
periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

Part II - 32

There are two main categories of indices which provide the basis for rate adjustments on
ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity
Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in

Part II - 33

interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding
Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments.
Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac
Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock
Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9%
of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior
Preferred Stock Purchase Agreement were both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Part II - 34

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform
Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for
Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie
Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of
Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Part II - 35

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.
bridges;

2.
highways;

3.
roads;

4.
schools;

5.
waterworks and sewer systems; and

6.
other utilities.

Other public
purposes for which Municipal Securities may be issued include:

1.
refunding outstanding obligations;

2.
obtaining funds for general operating expenses; and

3.
obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.
water, sewage and solid waste facilities;

2.
qualified residential rental projects;

3.
certain local electric, gas and other heating or cooling facilities;

4.
qualified hazardous waste facilities;

5.
high-speed intercity rail facilities;

6.
governmentally-owned airports, docks and wharves and mass transportation facilities;

7.
qualified mortgages;

8.
student loan and redevelopment bonds; and

9.
bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.
privately operated housing facilities;

2.
sports facilities;

3.
industrial parks;

Part II - 36

4.
convention or trade show facilities;

5.
airport, mass transit, port or parking facilities;

6.
air or water pollution control facilities;

7.
sewage or solid waste disposal facilities; and

8.
facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities
consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.
Short-term tax-exempt General Obligations Notes;

2.
Tax Anticipation Notes;

3.
Bond Anticipation Notes;

4.
Revenue Anticipation Notes;

5.
Project Notes; and

6.
Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

Part II - 37

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.
general money market conditions;

2.
coupon rate;

3.
the financial condition of the issuer;

4.
general conditions of the municipal bond market;

5.
the size of a particular offering;

6.
the maturity of the obligations; and

7.
the rating of the issue.

The
ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in
Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal
Securities. The following is a summary of certain risks associated with Municipal Securities

Tax Risk. The Code
imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these

Part II - 38

requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•

the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•

the value of the bonds may be reduced;

•

you and other Shareholders may be subject to unanticipated tax liabilities;

•

a Fund may be required to sell the bonds at the reduced value;

•

it may be an event of default under the applicable mortgage;

•

the holder may be permitted to accelerate payment of the bond; and

•

the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An
issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

Litigation and Current Developments.
Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to
time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of

Part II - 39

such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable)
and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of
Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures
contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized
activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

The Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various

Part II - 40

types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A
Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Certain Funds will usually sell covered call options or cash-secured put options. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price.
As the writer of a covered call option, the Fund foregoes, during the option’s

Part II - 41

life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured
put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A
Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of
OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an

Part II - 42

index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract.
Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly.
When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures
contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional
“variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Each Fund will earmark and reserve liquid assets in an amount equal to the current mark-to-market exposure, on a daily basis, of a futures contract that is contractually required to cash settle. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a
Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S.
Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make

Part II - 43

a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract
receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day.
On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a
Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Part II - 44

Position Limits. Futures exchanges can limit the number
of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts
(“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the
Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•

limited financial resources;

•

infrequent or limited trading; and

•

more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Part II - 45

Recent Events Relating to the Overall Economy

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission, the Federal Deposit Insurance Corporation
and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank
Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the Securities and Exchange Commission. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.
There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser's credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal
Reserve System and securities dealers believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security.
A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

All of the Funds that are permitted
to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) or (D) of the 1940 Act shall not apply for the Money
Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A
repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be

Part II - 46

more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements.

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets,
except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to
33  1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Certain Funds (generally some of the Funds with an investment strategy of investing primarily in U.S. equity securities) use Goldman Sachs Bank USA (formerly known as The Goldman Sachs Trust Company), doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent. Pursuant to an agreement among Goldman Sachs,
JPMorgan Chase Bank and certain Funds (the “Third Party Securities Lending Agreement”), approved by the Board of Trustees, Goldman Sachs compensates JPMorgan Chase Bank for certain operational services, which may include processing transactions, termination of loans and recordkeeping, provided by JPMorgan Chase Bank. The other Funds (including certain other U.S. equity funds) that engage in securities lending use JPMorgan Chase Bank as their securities lending agent.

Pursuant to a securities lending agreement approved by the Board of Trustees between Goldman Sachs and the Trusts on behalf of certain J.P. Morgan U.S. equity funds (the “Goldman Sachs Agreement”), collateral for loans will consist only of cash. Pursuant to a securities lending agreement approved by the Board of Trustees between JPMorgan Chase Bank and certain Funds (the “JPMorgan Agreement”), collateral for loans will consist of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the applicable securities lending agreement. Under both the Goldman Sachs Agreement and the JPMorgan Agreement, cash collateral may be invested in Capital Shares of the JPMorgan Prime Money Market Fund. In addition, under the JPMorgan Agreement, certain Funds hold cash collateral investments (“Existing Investments”) which include variable and floating rate instruments and asset-backed securities as permitted by the applicable Fund’s Prospectuses or SAI. The JPMorgan Agreement that provides that JPMorgan Chase Bank shall notify the applicable Fund on any business day that JPMorgan Chase Bank determines that any of the Existing Investments can be sold at a value that approximates amortized costs and, if instructed by the Fund, sell such Existing Investments. Any proceeds from the Existing Investments including sale proceeds are credited to the applicable
Fund’s account and may only be invested in Capital Shares of the JPMorgan Prime Money Market Fund.

Part II - 47

Under the JPMorgan Agreement, JPMorgan Chase Bank performs a daily mark to market of the loaned security and requests additional cash collateral if the amount of cash received from the borrower is less than 102% of the value of the loaned security in the case of securities denominated in U.S. dollars and 105% of the value of the loaned security in the case of securities denominated in non-U.S. dollars subject to certain de minimis guidelines. Such de minimis guidelines provide that for a loan of U.S. dollar denominated securities, the aggregate value of cash collateral for such loan may be less than 102% but in no event less than 101.51% and for a loan of non-U.S. dollar denominated securities, the aggregate value of cash collateral held for such loan may be less than 105% but in no event less than 104.51%. Under the
Goldman Sachs Agreement, Goldman Sachs marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities, Goldman Sachs requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest. Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted.
There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, under the Goldman Sachs Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Goldman Sachs Agreement. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to
borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

Part II - 48

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment
Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a
Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% for the
Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt
Obligations.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In

Part II - 49

that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Participation Notes and Participatory Notes. Certain Funds may invest in participation notes or participatory notes ("P-notes").
P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if a Fund purchases P-notes from only a small number of issuers).

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as
“swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or
“swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also

Part II - 50

known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a
Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps
(e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether

Part II - 51

the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a
Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a
seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a
U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs.
Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

Part II - 52

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Temporary Liquidity Guarantee Program (“TLGP”) Securities

In addition to those Funds that in the prospectus
disclose investments in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its TLGP, announced on October 14, 2008, other Funds may invest in such securities as well. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through either (i) the earlier of the maturity date of the debt or June 30, 2012, or
(ii) for those entities participating in the extension of the program, the earlier of the maturity date of the debt or December 31, 2012 (for debt issued on or after April 1, 2009 through October 31, 2009). The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

Synthetic
Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Operating Expenses set forth in
the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts
(“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities

Part II - 53

(typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The
Funds may also invest in TIPS.

The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S.
Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal
Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued
Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed
delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for
delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines

Part II - 54

prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund's assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

RISK
MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the
Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the
Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special

Part II - 55

considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company.
See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund's Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.

Special tax
rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

Qualification as a Regulated Investment Company

Part II - 56

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)
derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, defined below);

(b)
diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement;
and

(c)
distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid —generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof,
(y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

Part II - 57

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders. In addition, the
Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income
(computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the
Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In
determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending
October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued.

Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of capital gain generally are made after applying any available capital loss carryovers. For taxable years beginning before
January 1, 2013, the long-term capital gain tax rate applicable to most individuals is 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets). A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income designated by a Fund as derived from
“qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares.
A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each
Fund during any taxable year is equal to or greater than 95% of its “gross income”, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be

Part II - 59

disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the
181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and PFICs will not qualify for the corporate dividends-received deduction.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income
(including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s
“modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Sale or Redemption of Shares

The sale,
exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2013 generally is taxed at a maximum rate of 15% (currently scheduled to increase to 20% after 2012) where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments

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Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by
the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

Part II - 61

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund's receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund's adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund's adjusted tax basis in shares of such investment company;
however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund's allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder's share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in
REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits
(“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a
Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring

Part II - 62

such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.

Any investment in residual interests of a Collateralized Mortgage Obligation (a
“CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the
Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

If a Fund invests in PFICs, certain
special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement,

Part II - 63

which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that invests indirectly in PFICs by virtue of the fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make such elections; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investment in Other
Funds

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income
(including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain
circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the
foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the
Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

For taxable years beginning on or before December 22, 2010, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. For taxable years beginning after December 22, 2010, a Fund may elect to pass through to shareholders foreign tax credits from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.

Part II - 64

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. The backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Foreign Shareholders

The Funds are not intended for foreign shareholders, except for shareholders of Class M Shares.

Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a
“foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2012 (or a later date if extended by the U.S. Congress as discussed below), the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a
U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation)
from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after
January 1, 2012, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or

Part II - 65

the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a
USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds
50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a
Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and
(b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the
Fund’s foreign shareholders. (However, absent legislation, after December 31, 2011, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, with respect to open-end funds, a Fund that is a
USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2011, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2011, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.

Effective January 1, 2013, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

Foreign Taxes

Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries.
Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does
not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description
of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Exempt-Interest Dividends

Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a
Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

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Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S.
government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities.
Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

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Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities
Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below.
The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds (Since)

Principal Occupations During Past 5 Years

Number of Funds in Fund Complex Overseen by Trustee(1)

Other Directorships Held During the Past 5 Years

Independent Trustees

  William J. Armstrong
(1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.

Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).

145

None.

  John F. Finn   (1947);
Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985–present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets)
(1974–present).

145

Director, Cardinal Health, Inc (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services)
(2007–present).

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Name (Year of Birth); Positions With the Funds (Since)

Principal Occupations During Past 5 Years

Number of Funds in Fund Complex Overseen by Trustee(1)

Other Directorships Held During the Past 5 Years

  Dr. Matthew Goldstein
(1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).

145

Director, New Plan Excel (NXL) (1999–2005); Director, National Financial Partners (NFP) (2003–2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New
York City (2002–present).

  Robert J. Higgins
(1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003–2004); President - Consumer Banking and Investment Services, Fleet Boston Financial
(1971–2001).

145

None.

  Peter C. Marshall
(1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002–present).

145

Director, Center for Communication, Hearing and Deafness (1990–present).

  Marilyn McCoy*   (1948);
Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985–present).

145

Trustee, Carleton College (2003–present).

  William G. Morton, Jr.
(1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).

145

Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

  Robert A. Oden, Jr.
(1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).

145

Trustee, American University in Cairo (1999–present); Trustee, Carleton College (2002–2010).

  Fergus Reid, III
(1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.

Chairman, Joe Pietryka Inc. (formerly, Lumelite Corporation) (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation
(1985–2002).

145

Trustee, Morgan Stanley Funds (105 portfolios) (1992–present).

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Name (Year of Birth); Positions With the Funds (Since)

Principal Occupations During Past 5 Years

Number of Funds in Fund Complex Overseen by Trustee(1)

Other Directorships Held During the Past 5 Years

  Frederick W. Ruebeck
(1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.

  Consultant (2000–present);
 Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of
Investments, Eli Lilly and Company (pharmaceuticals)(1988–1999).

145

Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

  James J. Schonbachler
(1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).

145

None.

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Name (Year of Birth); Positions With the Funds (Since)

Principal Occupations During Past 5 Years

Number of Funds in Fund Complex Overseen by Trustee(1)

Other Directorships Held During the Past 5 Years

Interested Trustees

  Frankie D. Hughes**
(1952); Trustee of Trusts since 2008.

President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).

145

Trustee, The Victory Portfolios (2000–2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.

Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management)
(1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).

145

Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catharine College (1998–present); Trustee, Bellarmine University (2000–present); Director,
Springfield-Washington County Economic Development Authority (1997–present); Trustee, Catholic Education Foundation (2005–present).

(1)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes ten registered investment companies (145 funds).

*
Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate
Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of
JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with subadvisers to certain J.P. Morgan Funds.

**
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***
Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

Qualifications of Trustees

The Board’s Governance Committee is responsible for selection and nomination of persons for election or appointment as Trustees The Governance Committee and Board have evaluated each Trustee both individually and in the broader context of the Board’s overall effectiveness. The following is a description of the factors considered by the Governance Committee and the Board in concluding that each Trustee should serve as Trustee of the
Funds. The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each

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Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee at Board meetings. The Governance Committee and the Board also considered the character of each Trustee and their commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work well with other Board members.

The Governance
Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the Board. The Funds overseen by the Board represent almost every asset class, including: (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds and emerging market debt funds; (2) money market funds; (3) international, emerging market and country/region funds; (4) equity funds including small, mid and large capitalization funds and value and growth funds; (5) index funds; (6) funds of funds, including target date funds; and (7) specialty funds including market neutral funds, long/short funds and funds that invest in real estate securities and commodity-related securities and derivatives. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers including the Advisers, custodian, fund accountant and securities lending agents.

The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has four committees:
the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. See “Leadership Structure and Oversight” and “Standing Committees.” The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee and a Fixed Income Sub-Committee. Different members of the Investments Committee serve on the sub-committee with respect to each asset type thereby allowing the Board to effectively evaluate information for each of the Funds in the complex in a focused, disciplined manner.

The Governance Committee also considered the operational efficiencies achieved by having a single Board for all of the registered investment companies overseen by the Advisers and their affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of Bank One Corporation or
JPMorgan Chase & Co. (known respectively as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).

In reaching its conclusion that each Trustee should serve as a Trustee of the Funds, the Board also considered the experience as set forth above and the following additional specific qualifications, contributions and experience of each Trustee:

William J. Armstrong: Mr. Armstrong has served on the J.P.
Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 1987. Mr. Armstrong is also the Chairman of the Audit and Valuation Committee and is the Fund’s Audit Committee Financial Expert. As
Chairman of the Audit and Valuation Committee, Mr. Armstrong has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Armstrong also serves on the Money Market and Alternative Products Sub-Committee.

John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage
One Group Mutual Funds Board since 1998. Mr. Finn also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’
independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the
Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and

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acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn also serves on the Equity Sub-Committee.

Dr. Matthew Goldstein. Dr. Goldstein has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the J.P. Morgan Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the
Funds. Dr. Goldstein also serves as the Chairman of the Money Market and Alternative Products Sub-Committee.

Robert J. Higgins. Mr. Higgins has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P.
Morgan Funds Board since 2002. Mr. Higgins serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Higgins has participated in the appointment of the Fund’s independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between the Funds’ independent registered public accounting firm and the full
Board. Mr. Higgins also serves as Chairman of the Equity Sub-Committee.

Peter C.
Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since
1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Mr. Marshall serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Marshall also serves as a member of the Money Market and Alternative Products Sub-Committee.

Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Ms. McCoy is the Chairman of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. McCoy also serves as a member of the Equity Sub-Committee.

William G. Morton,
Jr. Mr. Morton has served on the Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Mr. Morton also serves as a member of the Governance Committee. As a member of the Governance
Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Morton also serves on the Equity Sub-Committee.

Robert A. Oden, Jr. Mr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Mr. Oden is a member of the Fixed Income Sub-Committee. Mr. Oden is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ and the J.P. Morgan Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

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Fergus Reid III. Mr. Reid has served as the Chairman of the Board since
2005 and was Chairman of the heritage J.P. Morgan Funds Board, serving as a member of such Board since 1987. Mr. Reid is the Chairman of the Governance Committee. As Chairman of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds.

Frederick W. Ruebeck. Mr. Ruebeck has served on the Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1994. Mr. Ruebeck is the Chairman of the Fixed Income Sub-Committee. Mr. Ruebeck also serves on the Audit and Valuation Committee. As a member of the Audit and
Valuation Committee, Mr. Ruebeck has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the
Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler is a member of the Fixed Income Sub-Committee. The Fixed Income Sub-Committee is responsible for fixed income funds. Mr. Schonbachler also serves on the Audit and
Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’
independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

Frankie D. Hughes. Ms. Hughes has served on the Board since 2008. Ms. Hughes is a member of the Fixed Income Sub-Committee. Ms. Hughes is also a member of the
Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Leonard M. Spalding, Jr. Mr. Spalding has served on the Board since 2005 and was a Trustee of the heritage J.P. Morgan
Funds since 1998. Mr. Spalding is the Chairman of the Investments Committee. Mr. Spalding is also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the
Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures.

Board Leadership Structure and Oversight

Mr. Reid, an independent Trustee, serves as Chairman of the Board. Patricia Maleski serves as President of the Funds. Ms.
Maleski is not a director. The Chairman’s role is separated from that of the President to allow the Board to function independently from the Advisers in the exercise of the Board’s fiduciary duty to the Funds and their shareholders. In this respect, Mr. Reid’s experience as Chairman of Board as well as his independence from the Advisers and their affiliates allows him to carry out his leadership duties as Chairman with objectivity.

In addition, the Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the
Governance Committee. The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee, and a Fixed Income Sub-Committee. The Board has determined that the leadership and

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committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Fund.

The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. The Governance Committee oversees and reports to the Board on the risk management processes for the Funds. In addition, in connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of J.P. Morgan Asset Management1
(“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.

In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each Investment Sub-Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each Investment
Sub-Committee reports these reviews to the full Board. The Board also receives a report from the Audit and Valuation Committee at each of its quarterly meetings. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations and risk management processes, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee
report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure. Additional information about each of the Committees is included below in “Standing Committees.”

1
J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Standing Committees

The Board of Trustees
has four standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, and the Investments Committee.

The members of the Audit and Valuation Committee are Messrs. Armstrong (Chair), Finn, Higgins, Ruebeck and Schonbachler. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and
(vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November

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18, 2009, the Board delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee.

The members of the Compliance Committee are Ms. McCoy (Chair) and Ms. Hughes and Messrs. Oden and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the
Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

The members of the Governance Committee are Messrs, Reid (Chair), Goldstein, Marshall and Morton, who are each Independent
Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Funds
(except financial matters considered by the Audit Committee); (ix) oversight of the risk management processes for Funds; and (x) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an
Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the
1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the
Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.

Each member of the Board, except Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds,
the sub-committee members are Messrs. Ruebeck (Chair), Oden and Schonbachler and Ms. Hughes. For the Money Market Funds and Alternative Products, the sub-committee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to

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facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES
— Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES
— Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, Undiscovered Managers Funds, JPMMFG, JPMFMFG. and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless
Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the
Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee
Compensation” in Part I of this SAI.

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OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

  Name (Year of Birth),   Positions Held with   the Trusts
(Since)

Principal Occupations During Past 5 Years

  Patricia A. Maleski (1960),
President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and
Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

  Joy C. Dowd (1972),   Treasurer
and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Vice President, JPMorgan Funds Management, Inc. since December 2008; prior to joining JPMorgan Chase, Ms. Dowd worked in
MetLife’s investments audit group from 2005 through 2008, and Vice President of Credit Suisse, in the audit area from 1999 through 2005.

  Frank J. Nasta (1964),
Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman
& Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase &
Co. since 2000.

  Paul L. Gulinello (1950),   AML
Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Michael J. Tansley (1964), Controller (2008)

Vice President, JPMorgan Funds Management, Inc. since July 2008; prior to joining JPMorgan Chase, Mr. Tansley worked for General Electric, as Global eFinance Leader in GE Money from
2004 through 2008 and Vice President and Controller of GE Asset Management from 1998.

  Elizabeth A. Davin (1964),
Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

  Jessica K. Ditullio (1962),
Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One
Corporation) since 1990.

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  Name (Year of Birth),   Positions Held with   the Trusts
(Since)

Principal Occupations During Past 5 Years

  John T. Fitzgerald (1975),
Assistant Secretary (2008)

Vice President and Assistant General Counsel, JPMorgan Chase since 2005; Associate, Willkie Farr & Gallagher LLP (law firm) from 2002 to 2005.

  Gregory S. Samuels (1980)
Assistant Secretary (2010)

Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from
2005 to 2008

  Brian L. Duncan (1965),
Assistant Treasurer (2008)*

Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and
Controller from 2004 through 2007 and Assistant Vice President of Financial Reporting from 2003-2004.

  Jeffrey D. House (1972),
Assistant Treasurer (2006)*

Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July
2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until
2006.

  Francesco Tango (1971),
Assistant Treasurer (2007)

Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

*
The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the U.S. Real Estate Fund.
SC-R&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II. HCM serves as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund
pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees
paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO
MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

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J.P. Morgan Investment Management Inc. JPMIM serves as
investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of
JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 245 Park Avenue, New York, NY 10167.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc.
(formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and
“Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by
employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the
“Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a
Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value
Fund, Short Term

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Bond Fund II and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2009.

The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and
Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P.
Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of
1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMIA Advisory
Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.

Subject to the supervision of a
Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those
Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMIA
Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JPMIA Advisory
Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The
JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As
compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

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JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Security Capital Research & Management Incorporated (“SC-R&M”). Security Capital Research & Management Incorporated
(“SC-R&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SC-R&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SC-R&M is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc.

SC-R&M makes the investment decisions for the assets of the U.S. Real Estate Fund. SC-R&M also reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees. SC-R&M is located at 10 South Dearborn Street, Suite 1400, Chicago, IL 60603.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond
October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s
Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The continuation of the Real Estate Fund Investment Advisory Agreement was approved by the Board of
Trustees at its meeting in August 2009.

The Real Estate Fund Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. (“JFIMI”). JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the Asia Equity Fund and one agreement with respect to the China Region Fund and India Fund (the “JFIMI Sub-Advisory Agreements”) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management
(Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. (“JPMAMH”). JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940
Act). The applicable JPMIM Advisory Agreement provides that

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JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund, and at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund.

The JFIMI Sub-Advisory Agreement applicable
to the Asia Equity Fund provides that it will continue in effect, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding
Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was approved by the
Trust’s Board of Trustees at its meeting held in August 2009.

Each JFIMI Sub-Advisory Agreement provides that the
Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC (“HCM”). HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is wholly owned by JPMorgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies.
HCM has approximately 350 employees, including approximately 110 investment professionals. The firm is based in New York, with offices in London, Hong Kong and Tokyo. HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Dynamic Commodities Strategy
Fund and the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 0.75 % of the Highbridge Dynamic Commodities Strategy Fund’s average daily net assets and 1.25% of the Highbridge
Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect
for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940
Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as

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defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund or their shareholders, except in the case of HCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement. The continuation of the HCM Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue,
New York, NY 10017.

JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the
JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to JPMPI is 0.95% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.

The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan
Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI (excluding the Money Market Funds) entitled “Portfolio Managers’ Other Accounts Managed”
shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser

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and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (the “JPMorgan SmartRetirement
Funds”) and to the Investor Funds. The JPMorgan SmartRetirement Funds and the Investor Funds and certain other Funds (“Investing Funds”) may invest in shares of the Funds (other than the Investing Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Investing Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Investing Funds among the Funds. Purchases and redemptions of Fund shares by an Investing Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by an Investing Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that the portfolio managers for the Investing Funds also serve as portfolio managers for any of the Funds, the portfolio managers may have regular and continuous access to the holdings of such Funds. In addition, the portfolio managers of the
Investing Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The
Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be

Part II - 86

allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for certain accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual. Furthermore, for certain of these accounts, the automated system processes each account’s transactions independent of those for the other accounts. For its other accounts, HCM has implemented policies and procedures to ensure the fair and equitable execution of trade orders, including the use of independent trading functions.

Fees earned by JPMPI for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes, the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of
Ethics and JPMC’s Code of Conduct.

For details of the dollar range of shares of each Fund (excluding the Money Market
Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

Each
Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages.

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Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’
pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the
Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as
part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases.
Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the
1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics
includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or
(iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics
adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI, or effecting or

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facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers.
Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may
cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section

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28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such
broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the
Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the
SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan
Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a
Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.

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If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders.
In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a
Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes.
Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the
Fund.

Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure.
It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds and JPMorgan Market Neutral Fund, do
not participate in soft dollar arrangements for market data services and third-party research.

The U.S. Equity Funds (except
the JPMorgan Equity Index Fund and JPMorgan Market Expansion Index Fund), JPMorgan Research Market Neutral Fund JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, JPMorgan Tax Aware Disciplined Equity Fund and JPMorgan Tax Aware
U.S. Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client
Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent

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permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).

SC-R&M does not enter into soft dollar arrangements
whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SC-R&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SC-R&M is active, namely in the case of real estate securities. In addition, SC-R&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

Investment decisions for each Fund
are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the
Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a
Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the Securities Exchange Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients — even if the brokerage commissions paid are higher than the lowest available — as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage
Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’
regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.

ADMINISTRATOR

JPMorgan Funds Management,
Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the
Funds, and JPMFM. Additionally, JPMFM serves as the

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administrator to the JPMorgan SmartRetirement Funds pursuant to an agreement effective May 5, 2006 (the “SmartRetirement Administration Agreement”), between JPMT I, on behalf of the JPMorgan SmartRetirement Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

Pursuant to the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the
Administration Agreement and the SmartRetirement Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The
Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the
SmartRetirement Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Effective July 1, 2005, J.P.
Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan Chase, began serving as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Funds’ Sub-administrator.

If not terminated, the Administration Agreement and the SmartRetirement Administration
Agreement continue in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SmartRetirement Administration Agreement or interested persons of any such party. The Administration Agreement and the SmartRetirement Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SmartRetirement Administration Agreement with respect to one Fund will not result in the termination of the
Administration Agreement with respect to any other Fund.

The Administration Agreement and the SmartRetirement Administration
Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding the Investor Funds, the JPMorgan SmartRetirement Funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration
Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds
Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of

Part II - 93

this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual
Funds.

With respect to the Investor Funds, in consideration of the services provided by JPMFM pursuant to the Administration
Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds in the J.P. Morgan Funds Complex,
0.075% of the Investor Funds’ average daily net assets between $500 million and $1 billion and 0.05% of the Investor Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SmartRetirement Funds under the SmartRetirement
Administration Agreement, but does receive fees for its services to the underlying funds.

For details of the administration
and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005,
JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1,
2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 245 Park Avenue, New York, NY 10167.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).

For details of
the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR — Compensation paid to JPMDS” in Part I of this SAI.

DISTRIBUTION PLAN

Certain Funds have adopted
a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class M Shares, Class R2 Shares, Cash Management Shares, Morgan Shares,
Reserve Shares, Service Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Institutional Class Shares, Select Class

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Shares, Class R5 Shares, Ultra Shares, Premier Shares, Capital Shares, Direct Shares and Agency Shares of the Funds have no Distribution Plan.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B, Class C Shares and Class R2 Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a
Distribution Fee of 0.50% of average daily net assets. Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund, Limited Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class
B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers' customers. Such payments on Class A Shares and Class R2 Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C
Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

Class M Shares. Short Term Bond Fund II Class M Shares pay
a Distribution Fee of up to 0.35% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of

Part II - 95

sale of Class M Shares of the Short Term Bond Fund II of up to 3.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.30% annualized of the average daily net asset value of Class M
Shares maintained in the Short Term Bond Fund II by such broker-dealers’ customers up to $1 billion, and 0.35% of the daily net asset value in excess of $1 billion.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50%
annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan
Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class
B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take
JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any
Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety”
(in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto.
However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The
Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified
Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were

Part II - 96

made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

For details of the Distribution fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR — Distribution
Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33 1/3% of their total assets pursuant to agreements (“Borrower
Agreements”) requiring that the loan be continuously secured by cash or U.S. Treasury securities. JPMorgan Chase Bank, an affiliate of the Funds, and Goldman Sachs serve as lending agents pursuant to the JPMorgan Agreement and the Goldman Sachs
Agreement, respectively.

Under the Goldman Sachs Agreement and the JPMorgan Agreement, Goldman Sachs Agency Lending and
JPMorgan Chase Bank, respectively, acting as agents for certain of the Funds, loan securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the JPMorgan Agreement or the Goldman Sachs Agreement. The Fund retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Goldman
Sachs Agreement, Goldman Sachs is entitled to a fee equal to a percentage of the earnings on loans of securities. For purposes of this calculation, earnings shall mean: (a) the earnings on investments of cash collateral including waivers and reimbursements made by the Fund’s adviser or its affiliates for the benefit of the Fund that are related solely to investments of cash collateral less (b) the cash collateral fees paid to borrowers in connection with cash collateral.
Pursuant to the Third Party Securities Lending Agreement, JPMorgan Chase Bank’s compensation is paid by Goldman Sachs. Under the JPMorgan Agreement, JPMorgan Chase Bank is entitled to a fee, monthly in arrears, equal to (i) 0.03% of the average dollar value of loans of U.S. securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month. The purpose of these fees under the JPMorgan
Agreement is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SmartRetirement Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers.

With respect
to the JPMorgan SmartRetirement Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SmartRetirement Funds, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017, effective
May 5, 2006 (the “SmartRetirement Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent for the JPMorgan SmartRetirement Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and

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expenses under the SmartRetirement Custody Agreement for custody and fund accounting are paid by JPMFM.

CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SmartRetirement Funds) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

For custodian services for the JPMorgan SmartRetirement Funds, JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between
0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

JPMorgan Chase Bank
also is paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world.

In addition, JPMorgan Chase Bank provides derivative servicing with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of up to $40 per new contract, a fee of up to $10 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of up to $0.40 per contract per day for position management services.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SmartRetirement Custody Agreement. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.

Money Market Funds:

Tier One

First $250 billion

0.0014%

Tier Two

Over $250 billion

0.0010%

U.S. Fixed Income Funds:

Tier One

First $25 billion

0.0040%

Tier Two

Next $35 billion

0.0025%

Tier Three

Over $60 billion

0.0020%

U.S. Equity Funds:

Tier One

First $25 billion

0.0035%

Tier Two

Next $35 billion

0.0020%

Tier Three

Over $60 billion

0.0015%

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International Funds:

Tier One

First $12.5 billion

0.0050%

Tier Two

Over $12.5 billion

0.0040%

Emerging Markets Funds:

Tier One

First $12.5 billion

0.0060%

Tier Two

Over $12.5 billion

0.0050%

Other Fees:

Multi-Managed Funds (per manager)

$10,000

Fund of Funds

$15,000

Short Extension Portfolio Services

$70,000

Additional Share Classes

$2,000

(For Funds of Funds, this additional class expense applies after the third class.)

Minimums:

(except for Fund of Funds)

U.S. Equity Funds

$20,000

U.S. Fixed Income Funds

$25,000

Money Markets Funds

$15,000

International Funds

$35,000

Emerging Markets Funds

$40,000

Highbridge Statistical Market

Neutral Fund and

Highbridge Dynamic Commodities

Strategy Fund

$30,000

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS
(“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related
Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries
(through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts

Part II - 99

with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares;
(b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and
SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Fees earned by J.P. Morgan
Private Investments Inc. (JPMPI, the Subadviser for the J.P. Morgan Access Funds) for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes the prices of which are fixed at the close of the trading day for all investors.
With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and J.P. Morgan Chase and Co.’s Code of Conduct.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder
Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.

To
the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the
Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements
with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial
Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

The initial term of the Shareholder
Servicing Agreement was until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing
Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

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Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial
Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the J.P. Morgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy
Policy provided with your Prospectus, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SmartRetirement Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts;
insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SmartRetirement Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees

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and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, SC-R&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

FINANCIAL INTERMEDIARIES

The services
provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial
Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

ADDITIONAL
COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above any sales charges (including 12b-1 fees),

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shareholder servicing, sub-transfer agency or networking fees which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. These additional cash payments are generally made to
Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives and/or for training and educating a Financial Intermediary’s employees. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may pay Financial Intermediaries an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”). JPMIM and its affiliates may pay any ticket charges applied to Fund shares.

Other cash compensation payments made by JPMDS, JPMIM and/or their affiliates may be different for different Financial Intermediaries and may vary with respect to the type of fund (e.g., equity fund or fixed income fund) sold by the Financial Intermediary. Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. Other cash compensation payments are always made only to the firm, never to individuals.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.

To the extent permitted by the FINRA regulations, JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of:
(i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries or due diligence meetings.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, Financial
Intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over the other share classes.

Finders’ Fees. JPMDS may pay Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds a finder's fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial
Intermediary rather than charge a CDSC to the plan.

For details of finders’ fee commissions paid to Financial
Intermediaries, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

For details of the finder’s fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see
“FINANCIAL INTERMEDIARIES —
Finders’ Fee Commissions” in Part I of this SAI.

TRUST COUNSEL

The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison
Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

The NAV of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South
American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Board that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities shall generally be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued.

For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

Securities of open-end investment companies are valued at their respective NAVs.

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Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by Board approved independent or affiliated third party pricing services or broker/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will generally provide bid-side quotations.

Certain fixed income securities, in accordance with the Funds' pricing procedures, may be valued by
PricingDirect Inc., an affiliate of the Funds' Adviser. PricingDirect Inc. provides these prices to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are comparable to those charged to other affiliated or non-affiliated entities. The fixed income valuation prices provided by Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities.

Emerging market debt securities, in accordance with the Funds’ pricing procedures, may be valued using market quotations provided by
Emerging Markets Research, a pricing product supplied by JPMorgan Securities, Inc., an affiliate of the Funds’ Adviser. This product is supplied to other affiliated and non-affiliated entities for pricing purposes. All parties, including the
Funds, are provided access to this product at no charge and the prices reflected are the same prices used to price the securities that comprise the J.P. Morgan Emerging Markets Bond Indices.

Generally, short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

Swaps shall generally be valued by a Board-approved independent or affiliated pricing service or at an evaluated price provided by a counterparty or third-party broker. Certain swaps, in accordance with the Funds’ pricing procedures, may be valued by J.P. Morgan Worldwide Securities Services Global Derivatives Services ("GDS"), a service offering within JPMorgan Chase Bank, an affiliate of the Funds’ Adviser or by Bear Stearns. These services are supplied to other affiliated and non-affiliated entities for pricing purposes and the Funds are charged rates that are comparable to those charged to other affiliated or non-affiliated entities. The swap valuation prices provided by GDS and Bear Stearns to the Funds are the same prices that are provided to other affiliated and non-affiliated entities. Futures, options and other derivatives are valued on the basis of available market quotations.

The Money Market Funds’ portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviation, such as changing a Fund’s dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

With respect to all Funds, securities or other
assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s
Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities

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(e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed
JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall
have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT
II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or
JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that
JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its
Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

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MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. Short Term Bond Fund II is a separate and distinct series of JPMMFG, and the Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of
Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking,
(iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and
JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to
JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFG and JPMMFIT shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

MARYLAND CORPORATION

JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a
Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents,

Part II - 107

employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of
Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware
Trusts.”

The Declarations of Trust of JPMT I and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT
I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise

Part II - 108

permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT
II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT
I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each
share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are open-end, management investment companies each organized as a Massachusetts business trust. The Short Term Bond Fund II represents a separate series of shares of beneficial interest of JPMMFG and the Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT.
See “Massachusetts Trust.”

The Declarations of Trust of JPMMFG and JPMMFIT permit the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

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The shareholders of the Funds are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFG and JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFG and JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFG and JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFG and JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFG’s or JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the
Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the

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effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the
SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFG and JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 812,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal
proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the
Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’
website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the

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Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and
all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, beginning in October 2010, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, beginning in December 2010, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website

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at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’
portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated
advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the
Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and
(4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the
proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional
Shareholder Services, Inc. (“ISS”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

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The following summarizes some of the more noteworthy types of proxy voting policies of the
non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•

  The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•

  The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•

  The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.

•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•

  With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary

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General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•

  The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•

The Adviser votes against proposals for a super-majority vote to approve a merger.

•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to portfolio securities of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

The Firm exercises voting authority over Client
proxies with one important consideration in mind: to ensure that the Firm votes proxies in the best interests of Clients. The Firm will make copies of these proxy voting policies and procedures available upon request to Clients.

The Firm has engaged Risk Metrics (“RMG”) to review and vote proxies received by the Firm on behalf of the Firm’s Clients.
The Firm has confirmed that RMG has the experience, capacity and competence to vote proxies. RMG has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or with which it otherwise has a relationship that would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s Clients. The Firm has no affiliation or material business, professional or other relationship with RMG. RMG has also undertaken to inform

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the Compliance Officer of any relationship it has or may have in the future with any company for which RMG proposes to provide proxy voting recommendations (including any compensation received or to be received from such company). RMG is responsible for making sure proxies are voted in a timely manner. RMG determines how to vote proxies on behalf of Clients pursuant to its pre-determined guidelines.

If the Portfolio Manager determines to vote a particular proxy in a manner that is different from the proposed vote of RMG, the Portfolio
Manager will be required to confirm that neither they nor the Firm (to the best of their knowledge) has a material conflict of interest with the parties involved in the proxy contest. Employees with a question or concern as to whether a material conflict of interest exists and how to resolve the conflict in the best interest of the Client should be directed to the Compliance Officer.

Material conflicts of interest between the Firm, its employees, and its Clients will be resolved as follows:

•

  Where the conflict of interest is among the Firm, the Firm will abstain from changing the RMG vote determination or abstain from voting at all; and

•

Where the conflict of interest is a personal conflict involving the Portfolio Manager, the Portfolio Manager will abstain from the voting decision, and the Compliance Officer will determine whether to vote the proxy or allow RMG to vote the proxy.

The Firm
will retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) records of votes cast by RMG and the Firm on behalf of Clients; (iii) records of Client requests for proxy voting information; (iv) any records relating to the qualification of RMG and how it addresses material conflicts of interest; and (v) records relating to how the Firm addressed material conflicts of interest.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

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ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets
belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular
Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or
(b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.

Telephone calls to the Funds, the Funds’ service
providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

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No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

An investor may buy (or redeem) shares in certain
Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank
Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under
Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan
California Bond Fund), (iii) JPMorgan Tax Aware Disciplined Equity Fund, (iv) JPMorgan Tax Aware U.S. Equity Fund, (v) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund
Select Trust), and (vi) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange (the “Exchange”) is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the Exchange is open for business or when a Money Market Fund elects to remain open when the Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a
Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the Exchange is open for trading or, for a Money Market Fund, the following day the Money
Market Fund is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency,
Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The
Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes.
Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund) when:

(a)
trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)
the Exchange is closed for other than customary weekend and holiday closing;

(c)
the SEC has by order permitted such suspension; or

(d)
the SEC has declared a market emergency.

In addition, if the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Money Market Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of a Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Redemption Fees. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. However, shares of certain Funds identified as charging redemption fees in their Prospectuses and held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC.

The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

Shares acquired in conjunction with a Fund merger, the
transfer of substantially all of the assets of a common or collective trust fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the
60 day holding period.

This 2% discount, referred to in the above listed Funds’ Prospectuses and this SAI as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not economically benefit a Fund’s Adviser in any way. The above listed Funds reserve the right to modify the terms of or terminate this fee at any time.

The redemption fee
does not apply to:

1.
Shares acquired through reinvested distributions (dividends and capital gains),

2.
Shares purchased by mutual fund wrap fee programs,

3.
Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.
Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.
Redemption of an employer-sponsored retirement plan’s entire share position with the Fund. Partial redemptions will still be subject to a redemption fee,

6.
Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.
Shares redeemed by balance forward qualified retirement plans,

8.
Shares redeemed by a “fund of funds” such as the Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.
Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.
Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.
Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.
Shares redeemed as part of a bona fide asset allocation program, including those within an employer-sponsored retirement plan asset allocation program that qualifies as a Qualified Default Investment Alternative (“QDIA”).

Notwithstanding the foregoing, a redemption fee
may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. A Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee.

The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems shares to collect an applicable subminimum account fee. The redemption fee will not apply to shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

Applicability of Excessive Trading Limits and Redemption Fees to J.P. Morgan Investor Funds, JPMorgan Insurance Trust Balanced
Portfolio, JPMorgan Diversified Fund, and JPMorgan SmartRetirement Fund Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor
Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan Insurance Trust Balanced Portfolio, JPMorgan Diversified Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010
Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement
2045 Fund, JPMorgan SmartRetirement 2050 Fund, and any future series designated as a JPMorgan SmartRetirement Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

Additional Information About Class B and Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares (other than the Short Duration Bond Fund, the Short-Intermediate Municipal Bond Fund, and the Limited Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays for Class B and Class C
Shares.

If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to
Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase or such other applicable yearly anniversary. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the
Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by
Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of
Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature
guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or
Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no
more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no
more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in
any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase,
Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

APPENDIX B—DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

Standard & Poor’s Corporation
(“S&P”)

A-1 A
short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch Ratings (“Fitch”)

F1
HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely pament of financial obligations.

F3
FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.

B
SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C
HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.

RD
RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.

D
Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Moody’s Investors Service, Inc. (“Moody’s”)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Dominion Bond Rating Service (“DBRS”)

The DBRS short-term debt
rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity.

R-1 (high)

Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high)

rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (middle)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)
Short term debt rated “R-1” (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle)
credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.

R-3
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4
Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

R-5
Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

A
Banks rated A possess superior intrinsic financial strength. Typically, they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B
Banks rated B possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C
Banks rated C possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D
Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E
Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in the higher and lower ends, respectively, of the generic rating category.

DESCRIPTION OF LONG-TERM CREDIT RATINGS

S&P

Corporate and Municipal Bond Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•

  Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•

Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk,
but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment,

obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus
(-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi”
indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L:
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P: This subscript
is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a
‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no

comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

•

Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon reorganization or emergence from bankruptcy, based on late-stage reorganization plans, documentation and discussions with the obligor. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s). The final rating may differ from the preliminary rating as a result of changes in the reorganization plan or other developments. Standard & Poor’s reserves the right not to issue a final rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited: Unsolicited ratings are
those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol
indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’
modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s

Long-Term Obligation Ratings

Investment Grade

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Non-Investment Grade

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Investment
Grade

AAA
HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
  HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more

vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB
SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. ‘B’ ratings indicate that material credit risk is present.

CCC
SUBSTANTIAL CREDIT RISK. ‘CCC’ ratings indicate that substantial credit risk is present.

CC
VERY HIGH LEVELS OF CREDIT RISK. ‘CC’ ratings indicate very high levels of credit risk.

C
EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:

The modifiers “+” or “-” may be appended to a rating to
denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

DBRS

Long-Term
Obligations

The DBRS long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The AAA and D categories do not utilize
“high”, “middle”, and “low” as differential grades. This scale is also used for preferred and hybrid instruments. References to interest throughout reflect dividend commitments, where applicable, for a preferred instrument.

AAA
Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favourable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA
Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A
Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB
Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB
Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B
Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/CC/C
Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D
A security rated D implies the issuer has not met a scheduled payment of interest or principal, the issuer has made it clear that it will miss such a payment in the near future, or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the non payment of a dividend will only be considered as a D if the missed payment constitutes default per the legal documents.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial
Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody’s insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

Moody’s assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody’s makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody’s opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

Long-Term Insurance
Financial Strength Ratings

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa
Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa
Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A
Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa
Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba
Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B
Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa
Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca
Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C
Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group — with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Short-Term Insurance Financial Strength Ratings

Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1
Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2
Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3
Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP
Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

In assigning ratings to such insurers, Moody’s evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

S&P

Insurer Financial Strength Rating Definitions

A S&P’s insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not
specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

An insurer rated ‘BBB’ or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA
An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA
An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A
An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB
An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.

BB
An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B
An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC
An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC
An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R
An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR
An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

The Insurer Financial Strength (IFS)
Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment

contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries
are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and
‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating. Long-Term
International IFS Ratings

The following rating scale applies to foreign currency and local currency ratings. Ratings of
‘BBB-’ and higher are considered to be “secure”, and those of ‘BB+’ and lower are considered to be “vulnerable”.

AAA
EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.

A
STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.

BB
MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.

B
WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).

CCC,
VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and
‘RR4’ (Average).

CC
EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C
DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a
‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below
Average) or ‘RR6’ (Poor).

“+” or “-”
may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.

Short-Term Insurer Financial Strength Ratings

A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS Rating uses the same
international ratings scale used by the agency for short-term debt and issuer ratings.

F1
Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2
Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3
Insurers are viewed as having an adequate capacity to meet their near-term obligations.

B
Insurers are viewed as having a weak capacity to meet their near-term obligations.

C
Insurers are viewed as having a very weak capacity to meet their near-term obligations.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either
the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating
expirations are a function of each issue’s specific structural or credit features.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

A
S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•

  Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•

  Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category. This scale may also apply to certain hybrid securities, in which case references to dividend throughout will reflect interest commitments of the hybrid security.

Pfd-1
Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2
Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3
Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.

Pfd-4
Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.

Pfd-5
Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.

D
A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.

PART C

Item 28.
Exhibits

(a)(1)

Certificate of Trust dated November 12, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-
Effective Amendment No. 69 as filed on February 18, 2005 (Accession Number 0001193125-05-032909).

(a)(2)

Declaration of Trust dated November 5, 2004. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in post-
Effective Amendment No. 69 as filed on February 18, 2005 (Accession number 0001193125-05-032909).

(a)(3)

Amended Schedule B, dated December 22, 2010, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2010 (Accession Number 000193125-10-286706).

(b)(1)

Amended and Restated By-Laws dated May 20, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on June 29, 2010 (Accession Number 0001145443-10-001369).

(c)

Instrument defining rights of shareholders incorporated by reference to Exhibits (a)(2) and (b).

(d)(1)

Amended and Restated Investment Advisory Agreement dated as of August 12, 2004 between Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors
Inc. as of February 19, 2005). Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post- Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number
0001193125-04-179370).

(d)(2)

Form of Revised Schedule A dated as of June 27, 2009 to the Amended and Restated Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation
(renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 23, 2009 (Accession Number
0001145443-09-003338).

(d)(2)(a)

Amendment to Investment Advisory Agreement between JPMorgan Trust II and JPMIA, dated as of December 31, 2009. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(d)(3)

Reserved.

(d)(4)

Reserved.

(d)(5)

Investment Advisory Agreement dated as of September 30, 2004 by and between Registrant and Security Capital Research and Management Incorporated with respect to the U. S. Real
Estate Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number
0001193125-04-179370).

(d)(6)

Investment Advisory Agreement made as of August 12, 2004 between Registrant and J.P. Morgan Investment Management Inc. with respect to International Equity Index Fund. Incorporated by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 68 as filed on October 27, 2004 (Accession Number 0001193125-04-179370).

(d)(7)

Amended and Restated Schedule A to the Investment Advisory Agreement between JPMorgan Trust II and JPMorgan Investment Advisors Inc. (amended as of June 26, 2006). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(e)(1)

Distribution Agreement between Registrant and JPMorgan Distribution Services, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s
Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(e)(2)

Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s Registration Statement filed with the
Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(e)(3)

Form of Amended Schedule B to the Distribution Agreement, amended as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession Number ).

(e)(4)

Form of Amended Schedule C to the Distribution Agreement, amended as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession Number ).

(e)(5)

Form of Amended Schedule D to the Distribution Agreement, amended as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession Number ).

(e)(6)

Amended Schedule E to the Distribution Agreement, amended as of June 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on December 23, 2009 (Accession Number 0001145443-09-003338).

(e)(7)

Form of Amended Schedule F to the Distribution Agreement, amended as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(f)

Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(g)(1)(a)

Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registratant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002213).

(g)(1)(b)

Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of February 17, 2011). Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(h)(1)(a)

Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration
Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125- 05-086890).

(h)(1)(b)

Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 84 as filed on August 30, 2006 (Accession Number 0001145443-06-002835).

(h)(1)(c)

Form of Amended Schedule B to the Administration Agreement (amended as of February 17, 2011). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(h)(2)(a)

Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2009. Incorporated herein by reference to the
Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2009 (Accession Number 0001145443-09-002629).

(h)(2)(b)

Form of Appendix A to the Transfer Agency Agreement, dated February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on February 24, 2011 (Accession Number ).

(h)(3)(a)

Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s
Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(3)(b)

Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of February 17, 2011). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(h)(4)(a)

Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the
Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001145443-05-002331).

(h)(4)(a)(1)

Amendment to Securities Lending Agreement, dated August 21, 2009, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(h)(4)(b)

Securities Lending Agreement, Amended and Restated February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000327).

(h)(4)(c)

Securities Lending Agency Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the
Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002916).

(h)(4)(d)

The Third Party Securities Lending Agreement, effective September 2, 2008, between the Registrant and The Goldman Sachs Trust Company. Incorporated herein by reference to the
Registrant’s Registration Statement filed with the Securities and Exchange Commission on October 28, 2008 (Accession Number 0001145443-08-002916).

(h)(5)

Indemnification Agreement dated August 10, 2004. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 71 to the Registration Statement on April 27, 2005 (Accession Number 0001193125-05-086890).

(h)(6)

Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002160).

(h)(7)

Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002160).

(h)(8)

Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002160).

(h)(9)

Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002160).

(h)(10)

Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated by reference to the Registrant’s
Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002160).

(h)(11)

Fee Waiver Agreement for the R Class shares of the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(12)

Fee Waiver Agreement for the JPMorgan Trust II funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 85 as filed on October 27, 2006 (Accession Number 0001145443-06-003260).

(h)(13)

Fee Waiver Agreement for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange
Commission on April 29, 2010 (Accession Number 0001145443-10-000942).

(h)(14)

Form of Fee Waiver Agreement for the JPMorgan International Equity Index Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the
Securities and Exchange Commission on February 26, 2010 (Accession Number 0001145443-10-000327).

(h)(15)

Form of Amendment to the JPMorgan Trust II Funds Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and
Exchange Commission in Post-Effective Amendment No. 86 as filed on February 27, 2007 (Accession Number 0001145443-07-000492).

(h)(16)

Form of Fee Waiver Agreement for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and
Exchange Commission in Post-Effective Amendment No. 87 as filed on April 27, 2007. (Accession Number 0001145443-07-001241)

(h)(17)

Form of Fee Waiver Agreement, dated July 1, 2010, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001369).

(h)(18)

Form of Fee Waiver Agreement for the FYE 6/30 Funds listed on Schedule A, thereto, dated November 1, 2010. Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on November 29, 2010 (Accession Number 0001145443-10-002656).

(h)(19)

Form of Fee Waiver for the Class R2 Shares Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange
Commission on August 28, 2008 (Accession Number 0001145442-08-002494).

(h)(20)

Form of Fee Waiver for the E*TRADE Shares for the JPMorgan Liquid Assets Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(21)

Form of Fee Waiver for the Class R2 Shares for the JPMorgan U.S. Real Estate Fund. Incorporated herein by reference to the Registrant’s Registration Statement filed with the

Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002494).

(h)(22)

Form of Fee Waiver for the Service Shares for the JPMorgan U.S. Treasury Plus Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002755).

(h)(23)

Form of Fee Waiver for JPMorgan Large Cap Growth Fund, Class R5 Shares. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 13, 2009 (Accession Number 001145443-09-000187).

(h)(24)

Form of Fee Waiver for New Classes for the JPMorgan Short Term Municipal Bond Fund, and JPMorgan Core Plus Bond Fund and JPMorgan Diversified Mid Cap Growth Fund. Incorporated
herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 20, 2009 (Accession Number 0001145443-09-000542).

(h)(25)

Form of Fee Waiver Agreement for Class R6 Shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 29, 2010 (Accession Number 0001145443-10-002656).

(h)(26)

Form of Fee Waiver Agreement for Class R2 and Class R5 Shares of JPMorgan Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 22, 2010 (Accession Number 000193125-10-286706).

(i)

Opinion and consent of counsel. Filed herewith.

(j)(1)

Consent of independent registered public accounting firm. Filed herewith.

(k)

None

(l)

Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45
(filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A.

(m)(1)

Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 73 to the Registration Statement on September 23, 2005 (Accession Number 0001193125-05-190523).

(m)(2)

Schedule B to the Combined Amended and Restated Distribution Plan, amended as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(n)(1)

Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of February 17, 2011. Filed herewith.

(n)(2)

Exhibit B to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, (amended as of December 22, 2010). Incorporated herein by reference to the Registrant’s Registration
Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession
Number ).

(p)(1)

Code of Ethics for the Trust (as updated April 28, 2009). Incorporated herein by referenced to the Registrant’s Registration Statement filed with the Securities and Exchange
Commission on June 29, 2009 (Accession Number 0001145443-09-001624).

(p)(2)

Code of Ethics of J.P. Morgan Investment Management Inc. and Security Capital Research and Management Incorporated, Effective February 5, 2005, (Revised February 1, 2010).
Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 001145443- 10-001369).

(p)(3)

Code of Ethics for One Group Dealer Services (renamed JPMorgan Distribution Services, Inc. as of February 19, 2005) is incorporated by reference to Exhibit (p)(3) to Post-Effective
Amendment No. 68 (filed December 16, 2004) to the Registrant’s Registration Statement on Form N-1A.

(99)(a)

Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
February 24, 2011 (Accession Number ).

(99)(b)

Powers of Attorney for Joy C. Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
September 17, 2010 (Accession Number 001145443-10-002097).

(99)(c)

Powers of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on
June 29, 2010 (Accession Number 0001145443-10-001369).

Item 29.
Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 30.
Indemnification.

Reference is made to Section 3 and Section 5 of Registrant’s Declaration of Trust and Section 1.10 of
Registrant’s Distribution Agreement.

The Registrant’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the
fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon

(i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 31.
Business and Other Connections of Investment Advisers

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Security Capital Research & Management Incorporated is currently listed in the investment advisor registration on Form ADV for Security Capital Research & Management Incorporated (File No. 801-53815) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business and other connections of each directors of
J.P. Morgan Investment Management Inc. is currently listed in the investment adviser registration on Form ADV for J.P. Morgan investment Management Inc. (File No. 801-21011) and is incorporated by reference herein.

Item 32.
Principal Underwriters

(a) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services,
Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 245 Park Avenue, New York, NY 10167. JPMorgan
Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan
Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(b) The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 245 Park Avenue, New York, NY 10167.

Name

  Positions and Offices With JPMorgan Distribution Services,
Inc.

Positions With Registrant

George C.W. Gatch

Director and President

None

Michael R. Machulski

Director, Vice President & Treasurer

None

Robert L. Young

Director, Vice President

None

Anthony J. Horan

Senior Vice President

None

Susan Montgomery

Vice President

None

Colleen A. Meade

Vice President & Secretary

None

David J. Thorp, Jr

Vice President

None

Jessica K. Ditullio

Assistant Secretary

Assistant Secretary

Christine N. Bannerman

Assistant Secretary

None

Frank J. Drozek

Assistant Treasurer

None

Christopher J. Mohr

Assistant Treasurer

None

(c) Not applicable.

Item 33.
Location of Accounts and Records

(1)
Security Capital Research & Management Incorporated, 10 South Dearborn, Chicago, Illinois 60603 (records relating to its functions as Investment Adviser to the
U. S. Real Estate Fund).

(2)
J.P. Morgan Investment Management Inc., 245 Park Avenue, New York, New York 10167 (records relating to its functions as Investment Adviser).

(3)
JPMorgan Distribution Services, Inc., 245 Park Avenue, New York, NY 10167 (records relating to its functions as Distributor for all Funds).

(4)
JPMorgan Funds Management, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as Administrator for all Funds).

(5)
Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as transfer agent to the Funds).

(6)
JPMorgan Chase Bank, N.A. 270 Park Avenue, New York, New York 10017 (records relating to its functions as custodian).

Item 34.
Management Services

N/A

Item 35.
Undertakings

The
Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant’s outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant undertakes to
furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant’s latest annual report to shareholders relating to that fund upon request and without charge.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 24th day of February, 2011.

JPMORGAN TRUST II

By:

PATRICIA A. MALESKI*

Patricia A. Maleski

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 24, 2011.

WILLIAM J. ARMSTRONG*

  WILLIAM G. MORTON,
JR.*

William J. Armstrong

William G. Morton, Jr.

Trustee

Trustee

JOHN F. FINN*

  ROBERT A. ODEN,
JR.*

John F. Finn Trustee

  Robert A. Oden, Jr.
Trustee

MATTHEW GOLDSTEIN*

FERGUS REID, III*

  Matthew Goldstein
Trustee

  Fergus Reid, III
Trustee and Chairman

ROBERT J. HIGGINS*

FREDERICK W. RUEBECK*

  Robert J. Higgins*
Trustee

  Frederick W. Ruebeck
Trustee

FRANKIE D. HUGHES*

JAMES J. SCHONBACHLER*

  Frankie D. Hughes
Trustee

  James J. Schonbachler
Trustee

PETER C. MARSHALL*

  LEONARD M. SPALDING,
JR.*

  Peter C. Marshall
Trustee

  Leonard M. Spalding, Jr.
Trustee

  MARILYN
MCCOY*

By

PATRICIA A. MALESKI*

Marilyn McCoy Trustee

Patricia A. Maleski President and Principal Executive Officer

By

JOY C. DOWD*

Joy C. Dowd Treasurer and Principal Financial Officer

*By

  /S/     ELIZABETH A.
DAVIN

Elizabeth A. Davin

Attorney-in-Fact

Exhibit Index

Exhibit No.

Description

(i)

Opinion and consent of counsel

(j)(1)

Consent of independent registered public accounting firm